Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,000
Previously Paid Amount	0.00
Total Fee Amount	37.56
Total Offset Amount	0.00
Net Fee	37.56
Narrative - Max Aggregate Offering Price	$ 272,000
Final Prospectus	true